Shareholder Report, Average Annual Return (Details)		12 Months Ended	60 Months Ended	120 Months Ended
		Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
Class A
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class A (with sales charge)
Average Annual Return, Percent		(4.92%)	(1.57%)	0.34%
Class A1
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class A1 (with sales charge)
Average Annual Return, Percent		(3.43%)	(1.16%)	0.56%
Class C
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class C (with sales charge)
Average Annual Return, Percent		(1.29%)	(1.15%)	0.17%
Class C1
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class C1 (with sales charge)
Average Annual Return, Percent		(0.91%)	(0.79%)	0.54%
Class R
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class R
Average Annual Return, Percent		0.21%	(0.57%)	0.70%
Class R6
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class R6
Average Annual Return, Percent		0.79%	(0.06%)	1.27%
Advisor Class
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Advisor Class
Average Annual Return, Percent		0.70%	(0.16%)	1.20%
Without Sales Load [Member] | Class A
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class A
Average Annual Return, Percent		0.44%	(0.42%)	0.91%
Without Sales Load [Member] | Class A1
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class A1
Average Annual Return, Percent		0.44%	(0.41%)	0.95%
Without Sales Load [Member] | Class C
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class C
Average Annual Return, Percent		(0.33%)	(1.15%)	0.17%
Without Sales Load [Member] | Class C1
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class C1
Average Annual Return, Percent		0.05%	(0.79%)	0.54%
MSCI All Country World Index-NR [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		MSCI All Country World Index-NR
Average Annual Return, Percent		17.49%	10.06%	9.23%
MSCI All Country World Index-NR [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		MSCI All Country World Index-NR
Average Annual Return, Percent		17.49%	10.06%	9.23%
MSCI All Country World Index-NR [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		MSCI All Country World Index-NR
Average Annual Return, Percent		17.49%	10.06%	9.23%
MSCI All Country World Index-NR [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		MSCI All Country World Index-NR
Average Annual Return, Percent		17.49%	10.06%	9.23%
MSCI All Country World Index-NR [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		MSCI All Country World Index-NR
Average Annual Return, Percent		17.49%	10.06%	9.23%
MSCI All Country World Index-NR [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		MSCI All Country World Index-NR
Average Annual Return, Percent		17.49%	10.06%	9.23%
MSCI All Country World Index-NR [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		MSCI All Country World Index-NR
Average Annual Return, Percent		17.49%	10.06%	9.23%
Blended Benchmark [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Blended Benchmark
Average Annual Return, Percent	[1]	7.78%	4.22%	4.91%
Bloomberg Global Aggregate Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg Global Aggregate Index
Average Annual Return, Percent		(1.69%)	(1.96%)	0.15%
Bloomberg Multiverse Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg Multiverse Index
Average Annual Return, Percent		(1.34%)	(1.76%)	0.35%
Blended Benchmark [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Blended Benchmark
Average Annual Return, Percent	[2]	7.78%	4.22%	4.91%
Bloomberg Global Aggregate Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg Global Aggregate Index
Average Annual Return, Percent		(1.69%)	(1.96%)	0.15%
Bloomberg Multiverse Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg Multiverse Index
Average Annual Return, Percent		(1.34%)	(1.76%)	0.35%
Blended Benchmark [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Blended Benchmark
Average Annual Return, Percent	[3]	7.78%	4.22%	4.91%
Bloomberg Global Aggregate Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg Global Aggregate Index
Average Annual Return, Percent		(1.69%)	(1.96%)	0.15%
Bloomberg Multiverse Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg Multiverse Index
Average Annual Return, Percent		(1.34%)	(1.76%)	0.35%
Blended Benchmark [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Blended Benchmark
Average Annual Return, Percent	[4]	7.78%	4.22%	4.91%
Bloomberg Global Aggregate Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg Global Aggregate Index
Average Annual Return, Percent		(1.69%)	(1.96%)	0.15%
Bloomberg Multiverse Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg Multiverse Index
Average Annual Return, Percent		(1.34%)	(1.76%)	0.35%
Blended Benchmark [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Blended Benchmark
Average Annual Return, Percent	[5]	7.78%	4.22%	4.91%
Bloomberg Global Aggregate Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg Global Aggregate Index
Average Annual Return, Percent		(1.69%)	(1.96%)	0.15%
Bloomberg Multiverse Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg Multiverse Index
Average Annual Return, Percent		(1.34%)	(1.76%)	0.35%
Blended Benchmark [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Blended Benchmark
Average Annual Return, Percent	[6]	7.78%	4.22%	4.91%
Bloomberg Global Aggregate Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg Global Aggregate Index
Average Annual Return, Percent		(1.69%)	(1.96%)	0.15%
Bloomberg Multiverse Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg Multiverse Index
Average Annual Return, Percent		(1.34%)	(1.76%)	0.35%
Blended Benchmark [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Blended Benchmark
Average Annual Return, Percent	[7]	7.78%	4.22%	4.91%
Bloomberg Global Aggregate Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg Global Aggregate Index
Average Annual Return, Percent		(1.69%)	(1.96%)	0.15%
Bloomberg Multiverse Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg Multiverse Index
Average Annual Return, Percent		(1.34%)	(1.76%)	0.35%

[1]
†	The Fund’s Blended Benchmark is comprised of 50% MSCI All Country World Index-NR and 50% Bloomberg Multiverse Index.

[2]
†	The Fund’s Blended Benchmark is comprised of 50% MSCI All Country World Index-NR and 50% Bloomberg Multiverse Index.

[3]
†	The Fund’s Blended Benchmark is comprised of 50% MSCI All Country World Index-NR and 50% Bloomberg Multiverse Index.

[4]
†	The Fund’s Blended Benchmark is comprised of 50% MSCI All Country World Index-NR and 50% Bloomberg Multiverse Index.

[5]
†	The Fund’s Blended Benchmark is comprised of 50% MSCI All Country World Index-NR and 50% Bloomberg Multiverse Index.

[6]
†	The Fund’s Blended Benchmark is comprised of 50% MSCI All Country World Index-NR and 50% Bloomberg Multiverse Index.

[7]
†	The Fund’s Blended Benchmark is comprised of 50% MSCI All Country World Index-NR and 50% Bloomberg Multiverse Index.